Share Capital & Share Premium (Details) - Schedule of share capital share premium - Previously stated [member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Share Capital & Share Premium (Details) - Schedule of share capital share premium [Line Items]
No. of Shares, Ordinary shares	450,000,000
No. of Shares, Ordinary value	$ 450,000,000
Share Capital
Share Capital beginning balance, shares	88,035,253
Share Capital beginning balance	$ 8,804	$ 8,804
Conversion of 100 warrants into ordinary shares at 1 for 1, shares	100
Conversion of 100 warrants into ordinary shares at 1 for 1	$ 0.01
Share Capital end balance, shares	88,035,353	88,035,353
Share Capital end balance	$ 8,804	$ 8,804